Annual Total Returns [BarChart] - Prospectus-SI Class - Payden Emerging Markets Corporate Bond Fund - SI Class	Feb. 28, 2021
Bar Chart Table:
Annual Return 2014	4.94%
Annual Return 2015	(0.78%)
Annual Return 2016	9.71%
Annual Return 2017	9.22%
Annual Return 2018	(3.22%)
Annual Return 2019	12.00%
Annual Return 2020	8.36%